Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000244680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.24%	21.07%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	24.86%